Acquisitions and Other Significant Business Activities (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction

The following table summarizes the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction:

U.S. $ in thousands
Issuance of ordinary shares	$97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$185,414

Schedule of allocation of the purchase price to assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Solid Concepts transaction date, prior to goodwill and other intangibles impairment. The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

Allocation of Purchase
Price
(U.S. $ in thousands)
Cash and cash equivalents	$3,225
Accounts receivable	7,995
Inventories	2,391
Other assets	2,962
Property, plant and equipment	13,952
Other intangible assets	38,320
Goodwill	125,433
Total assets acquired	194,278
Accounts payable	3,055
Accrued expenses and other current liabilities	5,290
Total liabilities assumed	8,345
Non controlling interest	519
Net assets acquired	$185,414

Schedule of supplemental pro forma combined results of operations

Unaudited supplemental pro forma combined results of operations:

Year ended December 31, 2014
(U.S. $ in thousands, except
per share data)
Net sales	$785,385
Net loss attributable to Stratasys Ltd.	(106,924)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$(2.12)

Schedule of adjustments for the supplemental pro forma combined results of operations

Adjustments for the unaudited supplemental pro forma combined results of operations are as follows:

Year ended December 31, 2014
(U.S. $ in thousands)
Adjustments due to amortization of intangibles	$2,261
Adjustments due to retention bonuses	(266)
Adjustments due to expenses related to business combination	(26,012)
Adjustments due to financial expenses related to Solid Concepts
debts	(406)
Taxes related adjustments to the supplemental pro forma	10,513
$(13,910)